Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	764,332,595.76	34,839
Yield Supplement Overcollateralization Amount 04/30/25	53,295,708.73	0
Receivables Balance 04/30/25	817,628,304.49	34,839
Principal Payments	36,143,321.92	1,011
Defaulted Receivables	2,145,683.65	64
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	50,144,552.37	0
Pool Balance at 05/31/25	729,194,746.55	33,764

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.37%
Prepayment ABS Speed	1.97%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,910,749.70	368
Past Due 61-90 days	3,308,993.68	103
Past Due 91-120 days	627,259.20	20
Past Due 121+ days	0.00	0
Total	13,847,002.58	491

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	1,541,225.94
Aggregate Net Losses/(Gains) - May 2025	604,457.71
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.89%
Prior Net Losses/(Gains) Ratio	-0.16%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses/(Gains) Ratio	0.78%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	6,562,752.72
Actual Overcollateralization	6,562,752.72
Weighted Average Contract Rate	7.40%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	51.52

Flow of Funds	$ Amount
Collections	42,644,036.65
Investment Earnings on Cash Accounts	21,063.97
Servicing Fee	(681,356.92)
Transfer to Collection Account	-
Available Funds	41,983,743.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,079,228.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	9,758,855.85
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,562,752.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,832,694.27

Total Distributions of Available Funds	41,983,743.70

Servicing Fee	681,356.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	757,453,602.40
Principal Paid	34,821,608.57
Note Balance @ 06/16/25	722,631,993.83

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	85,719,300.99
Principal Paid	16,252,792.80
Note Balance @ 06/16/25	69,466,508.19
Note Factor @ 06/16/25	34.7332541%

Class A-2b
Note Balance @ 05/15/25	97,934,301.41
Principal Paid	18,568,815.77
Note Balance @ 06/16/25	79,365,485.64
Note Factor @ 06/16/25	34.7332541%

Class A-3
Note Balance @ 05/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	428,500,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-4
Note Balance @ 05/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	89,800,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	37,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	18,500,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,329,440.86
Total Principal Paid	34,821,608.57
Total Paid	38,151,049.43

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	391,451.47
Principal Paid	16,252,792.80
Total Paid to A-2a Holders	16,644,244.27

Class A-2b
SOFR Rate	4.33228%
Coupon	4.76228%
Interest Paid	414,569.39
Principal Paid	18,568,815.77
Total Paid to A-2b Holders	18,983,385.16

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7018103
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2574118
Total Distribution Amount	30.9592221

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9572574
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	81.2639640
Total A-2a Distribution Amount	83.2212214

A-2b Interest Distribution Amount	1.8143081
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	81.2639640
Total A-2b Distribution Amount	83.0782721

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	280.25
Noteholders' Third Priority Principal Distributable Amount	531.28
Noteholders' Principal Distributable Amount	188.47

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	3,080,896.88
Investment Earnings	11,162.07
Investment Earnings Paid	(11,162.07)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88